CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement
Revenues	$ 36,147	$ 44,766	$ 141,248	$ 102,030	$ 243,927	$ 225,415
Cost of Revenues	8,745	12,461	39,060	32,335	83,462	78,278
Gross Margin	27,402	32,305	102,188	69,695	160,465	147,137
Operating Expenses:
General and Administrative	10,420	7,067	53,425	55,778	55,197	67,280
Consulting		20,900		23,150	2,250
Officer Compensation	18,000	18,000	54,000	54,000	72,000	72,000
Travel	2,939	7,059	14,651	7,059	22,528	20,064
Total Operating Expenses	31,359	53,026	122,076	139,987	151,975	159,344
Operating Income (Loss)	(3,957)	(20,721)	(19,888)	(70,292)	8,490	(12,207)
Other Expenses
Interest Expense	296		602
Total Expenses	296		602
Income (Loss) Before Taxes	(4,253)	(20,721)	(20,490)	(70,292)	8,490	(12,207)
Income Tax Provisions
Net Income (Loss)	$ (4,253)	$ (20,721)	$ (20,490)	$ (70,292)	$ 8,490	$ (12,207)
Gain (Loss) per Share, Basic & Diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted Average Shares Outstanding	117,795,000	117,795,000	117,795,000	116,496,287	116,824,533	115,545,000